25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 9) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$) Number
Disclosure of defined benefit plans [line items]
2017	R$ 76.6
2018	25.2
2019	30.2
2020	32.1
2021	31.5
2022 to 2026	R$ 164.7
Weighted average duration - in years | Number	7
Medical plan [Member]
Disclosure of defined benefit plans [line items]
2017	R$ 5.3
2018	5.8
2019	6.4
2020	7.0
2021	7.6
2022 to 2026	R$ 49.3
Weighted average duration - in years | Number	15
F.G.T.S. Penalty [Member]
Disclosure of defined benefit plans [line items]
2017	R$ 52.8
2018	11.4
2019	13.9
2020	15.9
2021	15.1
2022 to 2026	R$ 79.2
Weighted average duration - in years | Number	4
Award for length of service [Member]
Disclosure of defined benefit plans [line items]
2017	R$ 11.0
2018	5.4
2019	7.0
2020	6.5
2021	6.3
2022 to 2026	R$ 25.7
Weighted average duration - in years | Number	5
OtherMember
Disclosure of defined benefit plans [line items]
2017	R$ 7.5
2018	2.5
2019	3.0
2020	2.7
2021	2.5
2022 to 2026	R$ 10.5
Weighted average duration - in years | Number	6